Major Customers	12 Months Ended
Dec. 31, 2010
Major Customers [Abstract]
MAJOR CUSTOMERS

28.	MAJOR CUSTOMERS

No customer accounted for more than 10% of total revenue in the years ended December 31, 2008, 2009 and 2010.

The customer holding the largest accounts receivable represents 13%, 16% and 5% of the total accounts receivable at December 31, 2008, 2009 and 2010, respectively. The customer holding the second largest accounts receivable balance represents 8%, 12% and 4% of the accounts receivable balance at December 31, 2008, 2009 and 2010, respectively.